DoubleLine Shiller Enhanced International CAPE ®

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
500,000	CPS Auto Receivables Trust, Series 2017-C-E	5.72	% (a)	09/16/2024	507,327
500,000	CPS Auto Receivables Trust, Series 2018-C-E	6.07	% (a)	09/15/2025	517,081
842,385	National Collegiate Student Loan Trust, Series 2006-1-A5 (1 Month LIBOR USD + 0.35%)	0.45%		03/25/2033	818,536
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	508,063

Total Asset Backed Obligations (Cost $2,352,062)					2,351,007

Collateralized Loan Obligations - 18.5%
500,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.28	% (a)	07/20/2032	500,254
500,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.25	% (a)	04/19/2034	500,314
500,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/24/2034	500,508
500,000	Birch Grove Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.37	% (a)	10/19/2034	500,047
500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.32	% (a)	07/20/2034	500,000
1,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.31	% (a)	07/20/2034	1,000,508
1,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.32	% (a)	01/20/2035	1,000,000
500,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.31	% (a)	07/17/2034	499,750
500,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.33	% (a)	01/20/2035	500,027
500,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	04/15/2033	500,781
1,000,000	Gener8 Maritime, Inc., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.45	% (a)	01/22/2035	999,847
500,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.31	% (a)	10/20/2031	499,766
500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2034	500,443
1,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.37	% (a)	01/30/2035	1,000,000
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	3.72	% (a)	07/18/2029	498,634
1,500,000	Kayne Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.38%, 1.38% Floor)	1.51	% (a)	01/20/2033	1,500,833
500,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.13	% (a)	07/20/2030	500,102
500,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2034	500,353
500,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	04/15/2036	500,026
500,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2031	499,752

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/15/2034	500,659
1,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.30	% (a)	07/20/2034	1,002,323
500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.15	% (a)	09/07/2030	499,709
1,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.30	% (a)	07/20/2032	999,331
1,000,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.34	% (a)	07/15/2034	1,000,077
500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.26	% (a)	01/15/2031	500,006

Total Collateralized Loan Obligations (Cost $17,510,727)					17,504,050

Foreign Corporate Bonds - 6.3%
60,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	60,391
75,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	79,032
200,000	Banco Bradesco S.A.	3.20%		01/27/2025	202,848
150,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	145,847
100,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	98,917
150,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	149,245
200,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	200,303
115,000	Bank of Nova Scotia	0.65%		07/31/2024	113,622
120,000	BAT International Finance PLC	1.67%		03/25/2026	117,923
85,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	84,469
140,000	Canadian Pacific Railway Company	1.35%		12/02/2024	140,197
100,000	Central American Bottling Corporation	5.75%		01/31/2027	102,859
200,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	206,911
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	197,859
100,000	Ecopetrol S.A.	5.88%		09/18/2023	106,128
130,400	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	124,711
195,730	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	196,354
120,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	124,948
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	10,520
5,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	5,347
188,240	GNL Quintero S.A.	4.63%		07/31/2029	200,062
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	206,812
200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	192,305
200,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	201,624
45,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	45,546
70,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	72,534
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	186,861
200,000	Minejesa Capital B.V.	4.63%		08/10/2030	206,152
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	200,193
50,000	Petrobras Global Finance B.V.	6.25%		03/17/2024	54,057
200,000	Petronas Capital Ltd.	3.50%		03/18/2025	212,053
200,000	POSCO	2.38%		11/12/2022	202,391

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Qatar Petroleum	1.38%		09/12/2026	196,374
250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	267,218
135,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.57%		01/20/2026	135,024
200,000	Sable International Finance Ltd.	5.75%		09/07/2027	204,950
200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	208,970
120,000	Toronto-Dominion Bank	0.70%		09/10/2024	118,510
200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	197,428
176,000	VTR Comunicaciones SpA	5.13%		01/15/2028	179,783

Total Foreign Corporate Bonds (Cost $6,001,575)					5,957,278

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.7%
200,000	Colombia Government International Bond	4.50%		01/28/2026	209,721
200,000	Panama Government International Bond	3.75%		03/16/2025	212,102
200,000	Qatar Government International Bond	3.25%		06/02/2026	213,246

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $647,384)					635,069

Non-Agency Commercial Mortgage Backed Obligations - 15.0%
2,400,000	3650R Commercial Mortgage Trust, Series 2021-PF1-XD	1.11	% (a)(b)(c)	11/15/2054	222,480
100,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	04/15/2034	99,992
1,637,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(b)(c)	06/15/2054	141,257
130,000	Arbor Realty Ltd., Series 2021-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.06	% (a)	12/15/2035	130,130
231,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 30 Day Average + 2.76%, 2.65% Floor)	2.81	% (a)	09/14/2036	229,631
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	12/15/2036	238,042
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	109,947
2,775,439	BANK, Series 2021-BN36-XA	0.92	% (b)(c)	09/15/2064	173,820
1,819,000	BBCMS Mortgage Trust, Series 2021-C10-XB	1.02	% (b)(c)	07/15/2054	157,456
1,132,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.70	% (a)(b)(c)	07/15/2054	159,531
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14	% (a)(b)(c)	11/05/2036	19,895
6,267,694	Benchmark Mortgage Trust, Series 2018-B2-XA	0.41	% (b)(c)	02/15/2051	113,863
5,783,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(c)	09/15/2043	203,822
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(b)(c)	06/15/2054	119,125
2,198,479	Benchmark Mortgage Trust, Series 2021-B27-XA	1.27	% (b)(c)	07/15/2054	205,731
1,815,897	Benchmark Mortgage Trust, Series 2021-B28-XA	1.29	% (b)(c)	08/15/2054	170,925
181,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	08/15/2038	180,485
150,771	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.09	% (a)	09/15/2037	146,005
163,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	04/15/2034	161,272
217,000	BX Trust, Series 2021-RISE-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.85	% (a)	11/15/2036	216,965
100,000	BX Trust, Series 2021-VIEW-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	06/15/2023	100,087
100,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.71	% (a)	06/15/2023	100,151

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
250,000	CD Mortgage Trust, Series 2017-CD6-C	4.26	% (b)	11/13/2050	264,131
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(b)(c)	02/15/2033	45,311
100,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 30 Day Average + 2.21%, 2.10% Floor)	2.26	% (a)	02/15/2038	100,379
2,720,245	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.12	% (b)(c)	03/10/2047	53,072
2,799,498	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.83	% (b)(c)	05/10/2049	188,462
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	12/15/2036	265,693
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	12/15/2036	253,275
111,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-B	5.01	% (a)(b)	08/10/2046	116,100
179,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-C	5.26	% (a)(b)	08/10/2046	186,718
100,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.53	% (b)	08/10/2048	103,816
6,246,428	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	0.91	% (b)(c)	10/10/2048	188,200
186,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31	% (b)	02/10/2048	186,729
5,899,257	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XD	1.08	% (a)(b)(c)	07/10/2048	212,822
225,000	Commercial Mortgage Pass-Through Certificates, Series 2016-COR1-C	4.33	% (b)	10/10/2049	236,662
100,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	05/15/2036	99,829
183,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-B	4.31	% (b)	11/15/2048	195,164
150,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.65	% (b)	11/15/2048	157,606
179,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (b)	11/15/2049	191,130
164,000	CSMC Mortgage-Backed Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	165,196
136,000	CSMC Trust, Series 2020-NET-D	3.70	% (a)(b)	08/15/2037	138,662
215,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	1.61	% (a)	06/15/2033	212,645
92,814	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.10	% (a)	05/15/2035	92,162
165,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	173,244
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	171,283
164,146	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.36	% (a)	07/15/2038	164,533
100,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	100,016
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(b)	02/10/2037	180,242
4,436,607	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.58	% (b)(c)	11/10/2049	109,028
188,740	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2036	186,847
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13-C	4.08	% (b)	01/15/2046	102,951
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	300,899
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	106,053

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(b)	07/05/2033	301,274
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C12-C	4.10	% (b)	07/15/2045	204,452
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(b)	09/15/2047	248,181
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31	% (b)	02/15/2048	201,761
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	101,108
125,000	LCCM, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.90	% (a)	11/15/2038	125,476
125,000	LCCM, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.30	% (a)	11/15/2038	125,476
184,000	Med Trust, Series 2021-MDLN-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2038	183,965
150,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	07/16/2036	150,016
186,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(b)	02/10/2042	174,476
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-B	4.46	% (b)	08/15/2047	262,429
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	0.88	% (a)(b)(c)	11/15/2052	229,678
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	182,279
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(b)(c)	05/15/2019	15
214,291	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	1.69	% (a)	11/15/2023	213,708
225,000	Ready Capital Corporation, Series 2021-FL7-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.58	% (a)	11/25/2036	225,353
150,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.82	% (a)	04/15/2036	149,754
200,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	205,522
2,506,807	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.90	% (b)(c)	10/10/2048	148,529
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(c)	07/15/2041	370,769
8,075,117	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(c)	12/15/2022	81
125,000	SREIT Trust, Series 2021-MFP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	1.68	% (a)	11/15/2038	124,273
125,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.13	% (a)	11/15/2038	124,320
99,954	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	03/15/2038	99,373
200,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	211,614
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.36	% (b)(c)	08/15/2050	139,157
179,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-B	4.09	% (b)	05/15/2048	187,739
135,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-C	4.06	% (b)	04/15/2050	137,734
6,293,010	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.65	% (b)(c)	07/15/2058	125,775
4,166,805	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.96	% (b)(c)	12/15/2048	141,077
2,724,399	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	0.95	% (b)(c)	01/15/2052	156,773
1,639,727	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.88	% (b)(c)	07/15/2053	211,932
864,663	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.55	% (b)(c)	04/15/2054	96,803

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $14,940,669)					14,210,344

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Residential Collateralized Mortgage Obligations - 13.5%
420,524	Ajax Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(e)	01/25/2061	416,967
151,559	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(e)	06/28/2034	152,903
916,948	Chase Mortgage Finance Trust, Series 2006-A1-2A2	2.85	% (b)	09/25/2036	869,947
106,876	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	2.55	% (b)	03/25/2036	103,658
351,915	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	228,842
2,314,340	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.36%		12/25/2036	1,073,514
437,072	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.48%		02/25/2037	430,142
292,591	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(e)	05/25/2059	293,553
204,255	Lehman XS Trust, Series 2007-6-2A1 (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.52%		05/25/2037	181,957
967,194	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1B (12 Month US Treasury Average + 1.20%, 1.20% Floor)	1.28%		12/25/2046	919,920
865,825	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.16	% (b)	10/25/2047	369,755
1,621,099	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	2.61%		08/25/2036	1,581,596
1,695,943	Morgan Stanley Capital Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.23	% (a)	01/25/2037	885,450
295,085	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	296,129
719,088	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(e)	02/25/2061	710,832
439,584	PRPM LLC, Series 2021-4-A1	1.87	% (a)(e)	04/25/2026	435,423
859,040	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		06/25/2037	669,769
500,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	507,617
489,599	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	487,844
407,652	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	420,035
496,504	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	485,372
826,457	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(e)	05/25/2051	823,426
406,183	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(e)	02/27/2051	403,949

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,777,749)					12,748,600

US Corporate Bonds - 6.0%
20,000	Anthem, Inc.	3.30%		01/15/2023	20,525
115,000	Anthem, Inc.	3.50%		08/15/2024	121,507
130,000	AT&T, Inc.	4.45%		04/01/2024	138,829
140,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.75	% (a)	05/24/2024	140,431
50,000	Atmos Energy Corporation	0.63%		03/09/2023	49,821
80,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2024	80,411
40,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.74%		04/22/2025	40,173
135,000	Boeing Company	4.51%		05/01/2023	141,043
75,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	74,647
60,000	Capital One Financial Corporation	3.20%		01/30/2023	61,470
75,000	Capital One Financial Corporation	3.90%		01/29/2024	78,962
140,000	Carrier Global Corporation	2.24%		02/15/2025	143,461

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
100,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.19%		06/01/2024	101,118
35,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	34,928
130,000	Conagra Brands, Inc.	4.30%		05/01/2024	138,405
130,000	Dollar Tree, Inc.	4.00%		05/15/2025	139,759
30,000	DTE Energy Company	2.53%		10/01/2024	30,898
110,000	DTE Energy Company	1.05%		06/01/2025	107,863
145,000	Entergy Louisiana LLC	0.95%		10/01/2024	143,491
125,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	141,123
125,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	140,306
140,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	148,145
130,000	HCA, Inc.	5.00%		03/15/2024	139,863
120,000	Hyatt Hotels Corporation	1.30%		10/01/2023	120,041
95,000	Hyundai Capital America	2.85	% (a)	11/01/2022	96,655
45,000	Hyundai Capital America	1.00	% (a)	09/17/2024	44,249
85,000	JPMorgan Chase & Company	3.90%		07/15/2025	92,053
50,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	50,300
145,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	144,060
135,000	Marriott International, Inc.	3.60%		04/15/2024	141,258
135,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	142,852
145,000	Microchip Technology, Inc.	0.97%		02/15/2024	143,798
145,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	144,534
35,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	34,410
135,000	Omnicom Group, Inc.	3.65%		11/01/2024	143,183
135,000	Pacific Gas and Electric Company	1.75%		06/16/2022	135,001
135,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	139,201
145,000	Pioneer Natural Resources Company	0.55%		05/15/2023	144,491
135,000	Republic Services, Inc.	2.50%		08/15/2024	139,008
145,000	Royalty Pharma PLC	0.75%		09/02/2023	144,141
135,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	141,704
140,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	140,312
135,000	Southwest Airlines Company	4.75%		05/04/2023	141,423
140,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	139,567
110,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	108,955
85,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	84,368
135,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	137,705
140,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	141,231
140,000	Welltower, Inc.	3.63%		03/15/2024	147,312
140,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	139,689

Total US Corporate Bonds (Cost $5,703,408)					5,678,680

US Government and Agency Mortgage Backed Obligations - 4.4%
646,717	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	665,147
89,903	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.05	% (a)	01/25/2051	89,585
1,905,584	Federal National Mortgage Association, Pool FM7756	2.00%		06/01/2036	1,959,766
1,421,149	Federal National Mortgage Association, Pool FM7846	2.00%		07/01/2036	1,460,720

Total US Government and Agency Mortgage Backed Obligations (Cost $4,192,571)					4,175,218

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 19.6%
1,140,000	United States Treasury Notes	0.38	% (f)	03/31/2022	1,140,787
3,800,000	United States Treasury Notes	0.13	% (f)	02/28/2023	3,785,008
4,760,000	United States Treasury Notes	0.13	% (f)	04/30/2023	4,735,084
5,310,000	United States Treasury Notes	0.50%		11/30/2023	5,290,088
1,910,000	United States Treasury Notes	0.38	% (f)	04/15/2024	1,891,049
1,700,000	United States Treasury Notes	1.00%		12/15/2024	1,702,059

Total US Government and Agency Obligations (Cost $18,604,341)					18,544,075

Affiliated Mutual Funds - 8.3%
823,656	DoubleLine Floating Rate Fund (Class I)				7,857,680

Total Affiliated Mutual Funds (Cost $7,928,771)					7,857,680

Short Term Investments - 2.5%
792,695	First American Government Obligations Fund - Class U	0.03	% (d)		792,695
791,487	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (d)		791,487
791,487	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (d)		791,487

Total Short Term Investments (Cost $2,375,669)					2,375,669

Total Investments - 97.3% (Cost $93,034,926)					92,037,670
Other Assets in Excess of Liabilities - 2.7%					2,553,339

NET ASSETS - 100.0%					$94,591,009

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)	Seven-day yield as of period end

(e)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(f)	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.6%
Collateralized Loan Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	13.5%
Affiliated Mutual Funds	8.3%
Foreign Corporate Bonds	6.3%
US Corporate Bonds	6.0%
US Government and Agency Mortgage Backed Obligations	4.4%
Short Term Investments	2.5%
Asset Backed Obligations	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Other Assets and Liabilities	2.7%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.6%
Collateralized Loan Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	13.5%
Affiliated Mutual Funds	8.3%
US Government and Agency Mortgage Backed Obligations	4.4%
Banking	3.3%
Short Term Investments	2.5%
Asset Backed Obligations	2.5%
Energy	1.5%
Utilities	1.4%
Transportation	1.0%
Telecommunications	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Healthcare	0.7%
Insurance	0.4%
Aerospace & Defense	0.3%
Food Products	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Automotive	0.3%
Building and Development (including Steel/Metals)	0.2%
Real Estate	0.2%
Pharmaceuticals	0.2%
Technology	0.2%
Diversified Manufacturing	0.2%
Media	0.2%
Commercial Services	0.1%
Finance	0.1%
Mining	0.1%
Retailers (other than Food/Drug)	0.1%
Environmental Control	0.1%
Beverage and Tobacco	0.1%
Containers and Glass Products	0.1%
Other Assets and Liabilities	2.7%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	02/28/2022	6,000,000	EUR	$1,848,086
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	08/26/2022	20,000,000	EUR	1,820,143
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	08/26/2022	15,000,000	EUR	1,365,108
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/28/2022	10,700,000	EUR	1,291,931
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	11/30/2022	16,000,000	EUR	508,341
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	12/15/2022	8,000,000	EUR	82,689
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	01/13/2022	600,000	EUR	9,672

								$6,925,970

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/08/2022	JP Morgan Securities LLC	5,900,000	EUR	$6,743,172	6,806,545	USD	$6,806,545	$63,373
06/08/2022	Goldman Sachs	1,100,000	EUR	1,257,202	1,306,249	USD	1,306,249	49,048
06/08/2022	Barclays Capital, Inc.	10,503,085	USD	10,503,085	8,600,000	EUR	9,829,030	(674,055)
06/08/2022	JP Morgan Securities LLC	23,454,802	USD	23,454,802	19,800,000	EUR	22,629,627	(825,175)
06/08/2022	Goldman Sachs	66,682,382	USD	66,682,382	54,900,000	EUR	62,745,785	(3,936,597)

								$(5,323,406)

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at December 31, 2021	Value at December 31, 2021	Change in Unrealized for the Period Ended December 31, 2021	Dividend Income Earned for the Period Ended December 31, 2021	Net Realized Gain (Loss) for the Period Ended December 31, 2021
DoubleLine Floating Rate Fund (Class I)	$2,353,170	$5,800,000	$(300,000)	823,656	$7,857,680	$5,454	$150,422	$(944)

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.